Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies, estimates and judgements
Schedule of foreign exchange rates used to translate the financial statements into Parent's functional currency

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

	Annual average	Exchange rate at	Annual average	Exchange rate at	Annual average	Exchange rate at
	exchange rate	December 31,	exchange rate	December 31,	exchange rate	December 31,
(currency amount for 1 €)	2021	2021	2020	2020	2019	2019
U.S. Dollar	1.18	1.13	1.14	1.23	1.12	1.12
Pound Sterling	0.86	0.84	0.89	0.90	0.88	0.85
Australian Dollar	1.57	1.56	1.66	1.59	1.61	1.60